Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At March 31, 2014 and December 31, 2013, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	March 31, 2014	December 31, 2013
Borrowings under lines of credit	$100,429	$95,690
Other financial liabilities	56,797	958
Short-term borrowings and other financial liabilities	157,226	96,648
Short-term borrowings from related parties (see Note 2.c)	134,314	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$291,540	$158,990

	March 31, 2014	December 31, 2013
Borrowings under lines of credit	$100,429	$95,690
Other financial liabilities	56,797	958
Short-term borrowings and other financial liabilities	157,226	96,648
Short-term borrowings from related parties (see Note 2.c)	134,314	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$291,540	$158,990